OIL AND GAS PROPERTY, NET	6 Months Ended
Jun. 30, 2024
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 4 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2024	December 31, 2023
	(Unaudited)	(Audited)
Oil and gas property - subject to amortization	$29,243,303	$28,035,019
Accumulated depletion	(9,323,062)	(9,064,212)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	$8,061,058	$7,111,624

Oil and gas property - not subject to amortization	$1,155,439	$1,155,439
Accumulated impairment	-	-
Oil and gas property - not subject to amortization, net	$1,155,439	$1,155,439

The following shows the movement of the oil and gas property - subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2023	$7,111,624
Additional capitalization	1,208,284
Depletion	(258,850)
June 30, 2024 (Unaudited)	$8,061,058

For the six months ended June 30, 2024, the Company incurred aggregated development costs and abandonment and site restoration provisions, which were capitalized of $1,208,284, mainly for development administration costs and for the purpose of the geological and geophysical studies, seismic studies and re-calculation of abandonment and site restoration (ASR).

Depletion recorded for production on properties subject to amortization for the six months ended June 30, 2024 and 2023, were $258,850 and $551,225 respectively.

Furthermore, for the six months ended June 30, 2024, the Company did not record any impairment to the oil and gas property according to the ceiling tests conducted, which showed that the present value of estimated future net revenues generated by the oil and gas property exceeded the carrying balances.